Variable Interest Entity (“VIE”) (Details) - Schedule of Condensed Cash Flow Statement - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 29,324,687	$ 4,210,534	¥ 44,560,277	¥ 127,238,346
Net cash (used in) provided by investing activities	5,043,123	724,108	(49,269,310)	(109,815,861)
Net cash (used in) provided by financing activities	(84,715,145)	(12,163,677)	2,929,456	(50,000)
Effect of exchange rate on cash and cash equivalents	11,795	1,694	(1,061,729)	1,479,386
Net increase/(decrease) in cash and cash equivalents	(50,335,540)	(7,227,341)	(2,841,306)	18,851,871
Cash and cash equivalents, beginning of year	56,408,415	8,099,304	59,249,721	40,397,850
Cash, cash equivalents and restricted cash, end of year	¥ 6,072,875	$ 871,963	¥ 56,408,415	¥ 59,249,721